Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000081186 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081186 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081186 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081186 | Mining
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081186 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081186 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081186 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081186 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081186 | Electric
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081186 | Computers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081186 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000081186 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081186 | Other
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000081186 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000081186 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000216698 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216698 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000216698 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000216699 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000216699 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(30.40%)
C000216699 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000201033 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000201033 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000201033 | Other
Holdings [Line Items]
Percent of Net Asset Value	(30.50%)
C000201033 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	213.50%
C000201033 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000201033 | Retail
Holdings [Line Items]
Percent of Net Asset Value	(12.10%)
C000201033 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000201033 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000201033 | Internet
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000201033 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000201033 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000201033 | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000201033 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000201033 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000201033 | REITS
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000173320 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | Computers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000173320 | Other
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000173320 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173320 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173320 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173320 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173320 | Water
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | Media
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | Metal Fabricate / Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227805 | Other
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000227805 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227805 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000227805 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227805 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227805 | Media
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227805 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227805 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227805 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227805 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227805 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227805 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227805 | Home Builders
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227805 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227805 | Venture Capital
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226855 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226855 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226855 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000226855 | Internet
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000226855 | REITS
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000226855 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000226855 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226855 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000099071 | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Other
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000099071 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099071 | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099071 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099071 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Banks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099071 | Food
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Household Products/Wares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Gas
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237353 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237353 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000227806 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000227806 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000227806 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000227806 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227806 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000211119 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211119 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211119 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000211119 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000211119 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211119 | REITS
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211119 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000211119 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000211119 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000211119 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211119 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215439 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000215439 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000215439 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223023 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000223023 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000223023 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000092409 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
C000092409 | Software
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
C000092409 | Computers
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000092409 | Other
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000092409 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	144.90%
C000092409 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000092409 | Retail
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000092409 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000092409 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000092409 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000092409 | REITS
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000092409 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000092409 | Home Builders
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000092409 | Banks
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000092409 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000226856 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226856 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000226856 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000226856 | Retail
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000226856 | Food
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000105934 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000105934 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
C000105934 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000105934 | Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105934 | Written Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105934 | Debt Fund
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000194564 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000194564 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000194564 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000194564 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000194564 | Retail
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000194564 | Internet
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000194564 | REITS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000194564 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000194564 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000194564 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000194564 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	8.10%